Cover	Nov. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2026
Entity File Number	001-43049
Entity Registrant Name	21SHARES DOGECOIN ETF
Entity Central Index Key	0002064314
Entity Tax Identification Number	33-7038007
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	158 W. 27th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	646
Local Phone Number	370-6016
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Shares of Beneficial Interest of 21Shares Dogecoin ETF
Trading Symbol	TDOG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false